Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest [Table Text Block]
A reconciliation of the redeemable noncontrolling interest since the Providência Acquisition Date is as follows:

In thousands	2014
Beginning Balance	$80,792
Comprehensive income (loss) attributable to redeemable noncontrolling interest	(13,020)
Periodic adjustment to redemption value, net of currency adjustment	21,409
Ending Balance	$89,181